Long-Term Debt and Other Financial Liabilities, June 2022 Piraeus Bank Loan Facility (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Feb. 27, 2025	Dec. 31, 2024
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 289,237		$ 261,451
June 2022 Piraeus Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Balance outstanding		$ 24,000